SUBSIDIARIES - Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Loncor Resources Congo SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Devon Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Navarro Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Loncor Kilo Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Adumbi Mining SA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	84.68%
Kilo Isiro Atlantic Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Isiro (Jersey) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
KGL Isiro SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%